INVENTORIES (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2021	Mar. 31, 2021
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORIES

Inventories consist of the following as of September 30, 2021 and March 31, 2021:

	September 30, 2021	March 31, 2021
Raw materials	$257,428	$234,870
Work in progress	13,874	-
Finished goods	29,504	35,564
Total inventories	$300,806	$270,434
Inventories consist of the following as of March 31, 2021 and 2020:
	2021	2020
Raw materials	$234,871	$230,742
Work in progress	-	62,150
Finished goods	35,564	54,639
Total inventories	$270,434	$347,531